Note 5 - Income Taxes - Income Before Income Tax Domestic and Foreign (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Foreign	$ (489,187)	$ 359,237
Domestic (Australia)	(7,148,837)	(6,523,001)
Net loss before tax	$ (7,638,024)	$ (6,163,764)